Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 160	£ 151
PSA Finance UK Limited [member]
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 160	£ 151